NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING AND REPORTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Accounting Policies [Abstract]
SCHEDULE OF TRANSACTION EXCHANGE RATES

As of December 31, 2024 and June 30, 2024, the exchange rates used to translate amounts in Australian dollars into USD for the purposes of preparing the consolidated financial statements were as follows:

	December 31, 2024	June 30, 2024
Exchange rate on balance sheet dates
USD : AUD exchange rate	0.6183	0.6693

Average exchange rate for the period
USD : AUD exchange rate	0.6594	0.6557

As of June 30, 2024 and 2023, the exchange rates used to translate amounts in Australian dollars into USD for the purposes of preparing the consolidated financial statements were as follows:

	June 30, 2024	June 30, 2023
Exchange rate on balance sheet dates
USD : AUD exchange rate	0.6693	0.6664

Average exchange rate for the period
USD : AUD exchange rate	0.6557	0.6732

SCHEDULE OF ACCUMULATED OTHER COMPREHENSIVE INCOME LOSS

The change in Accumulated Other Comprehensive Income by component during the six months ended December 31, 2024 was as follows:

Foreign Currency Items:
Balance, June 30, 2024	$1,269,581
Unrealized foreign currency translation gain	222,287
Ending balance, December 31, 2024	$1,491,868

Change in Accumulated Other Comprehensive Income (Loss) by component during the years ended June 30, 2024 and 2023 were as follows:

Foreign Currency Items:
Beginning balance, June 30, 2022	$1,234,549
Foreign currency translation gain	60,327
Balance, June 30, 2023	1,294,876
Foreign currency translation loss	(25,295)
Ending balance, June 30, 2024	$1,269,581

SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES	The estimated useful lives are as follows:
Machinery and equipment	- 5 years
Furniture	- 7 years
The estimated useful lives are as follows:
Machinery and equipment	- 5 years
Furniture	- 7 years

SCHEDULE OF ANTI-DILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS

	December 31, 2024	December 31, 2023
	(Unaudited)	(Unaudited)
Stock Options	-	-
Stock Warrants with no designations	250	250
Series A Warrants as if converted at alternate cashless exercise price	33,173	33,195
Series B Warrants	-	-
Series C Warrants as if converted at alternate cashless exercise price *	152,933	152,933
Unvested restricted stock	-	-
Convertible Debt	44,971	893
Total	231,327	187,271

*	Only convertible ratably upon exercise of Series B Warrants

	June 30, 2024	June 30, 2023

Stock Options	-	-
Warrants with no designations	250	-
Series A Warrants as if converted at alternate cashless exercise prices	33,173	33,277
Series B Warrants	-	-
Series C Warrants as if converted at alternate cashless exercise prices *	152,933	157,900
Unvested restricted stock units	-	-
Convertible Debt	6,562	100
Total	192,918	191,277

*	Only convertible ratably upon exercise of Series B Warrants